CONTRACTUAL OBLIGATIONS AND RIGHTS	6 Months Ended
Jun. 30, 2024
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations and rights	NOTE 10 - CONTRACTUAL OBLIGATIONS AND RIGHTS
As of 30 June 2024, TORM had contractual obligations regarding second-hand vessels, scrubber installations and other minor commitments.

	30 June	30 June	31 December
USDm	2024	2023	2023

Second-hand vessels commitments:
Within one year	—	—	190.4
Total	—	—	190.4

Committed scrubber installations and other minor investments:
Within one year	17.4	16.7	23.6
Between one and two years	1.7	—	—
Between two and three years	6.8	—	2.0
Between three and four years	3.1	—	8.1
Between four and five years	—	—	2.0
Total	29.0	16.7	35.7

NOTE 10 - continued
As of 30 June 2024, TORM has contractual rights to receive future payments as lessor of vessels on time charter.

	30 June	30 June	31 December
USDm	2024	2023	2023

Charter hire income for vessels - as lessor
Received within one year	88.6	—	37.8
Received between one and two years	38.3	—	24.1
Received between two and three years	25.1	—	—
Total	152.0	—	61.9

The charter hire income for these vessels under time charter is recognized under "Revenue".